UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21229

Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building,
255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260

Date of Fiscal Year End	September 30

Date of Reporting Period	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured New Jersey Municipal Bond Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 179.6%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 13.2%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$92,869
180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	157,217
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	141,441
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,269,853
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	582,882
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	593,499
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	590,927
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	248,357
600	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	585,750
845	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	814,825
		$5,077,620
Insured-Escrowed/Prerefunded — 41.9%
$1,250	Jersey City, (FSA), Prerefunded to 9/1/11, 5.25%, 9/1/23	$1,363,612
2,405	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), Prerefunded to 4/1/11, 5.00%, 4/1/35	2,543,215
1,200	New Jersey Economic Development Authority, (School Facilities), (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/33	1,289,604
1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), Prerefunded to 7/1/13, 5.00%, 7/1/28	1,085,650
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), Prerefunded to 7/1/13, 5.125%, 7/1/30	1,637,850
800	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/23	870,528
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/37	1,632,240
650	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/33	705,672
4,645	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	4,996,230
		$16,124,601
Insured-General Obligations — 32.0%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,170,386
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,182,553
750	Bordentown Regional School District Board of Education, (MBIA), 4.25%, 1/15/33	717,975
2,000	Hudson County Improvement Authority, (MBIA), 0.00%, 12/15/38	433,620
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,291,080
2,960	Jackson Township School District, (MBIA), 2.50%, 6/15/27	2,201,056
350	Livingston Township School District, (FGIC), 4.50%, 7/15/32	350,101
505	Livingston Township School District, (FGIC), 4.50%, 7/15/33	504,611
530	Madison Borough Board of Education, (MBIA), 4.75%, 7/15/35	540,250
265	Nutley School District, (MBIA), 4.50%, 7/15/29	266,733
310	Nutley School District, (MBIA), 4.75%, 7/15/30	319,470
410	Nutley School District, (MBIA), 4.75%, 7/15/31	422,202
430	Nutley School District, (MBIA), 4.75%, 7/15/32	442,423
1,500	Sparta Township School District, (FSA), 4.30%, 2/15/34	1,446,510
		$12,288,970

1

Insured-Hospital — 9.6%
$2,750	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	$2,784,128
900	New Jersey Health Care Facilities Financing Authority, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	903,033
		$3,687,161
Insured-Lease Revenue/Certificates of Participation — 15.1%
$445	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$452,841
610	Hudson County Improvements Authority, (FSA), 4.50%, 4/1/35	603,815
265	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	268,906
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,271,463
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)	820,154
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (1)	2,380,106
		$5,797,285
Insured-Pooled Loans — 7.7%
$2,850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (1)	$2,942,483
		$2,942,483
Insured-Public Education — 11.7%
$425	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	$408,077
3,990	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,089,870
		$4,497,947
Insured-Sewer Revenue — 2.0%
$2,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	$779,640
		$779,640
Insured-Special Tax Revenue — 8.2%
$2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	$981,310
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	437,427
8,940	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	799,683
1,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	235,737
3,015	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	443,386
1,900	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	264,518
		$3,162,061
Insured-Transportation — 17.7%
$740	Delaware River Joint Toll Bridge Commission, (MBIA), 4.50%, 7/1/37	$728,708
490	Morristown Parking Authority, (MBIA), 4.50%, 8/1/37	482,493
1,250	Port Authority of New York and New Jersey, (FSA), 4.375%, 10/1/32	1,217,638
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27 (1)	4,011,688
350	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	356,990
		$6,797,517
Insured-Water and Sewer — 7.7%
$4,500	Middlesex County Improvements Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,044,485
1,320	Passaic Valley Sewerage Commissioners, (FGIC), 2.50%, 12/1/32	910,945
		$2,955,430
Senior Living/Life Care — 1.6%
$600	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$600,168
		$600,168
Special Tax Revenue — 3.1%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$475,055
750	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	730,598
		$1,205,653

2

Transportation — 8.1%
$1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,279,075
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,851,919
		$3,130,994
Total Tax-Exempt Investments — 179.6% (identified cost $66,924,053)		$69,047,530
Other Assets, Less Liabilities — (21.1)%		$(8,106,123)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.5)%		$(22,500,000)
Net Assets Applicable to Common Shares— 100.0%		$38,441,407

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 85.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at December 31, 2007 is as follows:

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,900,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(37,446)

Lehman Brothers, Inc.	$1,525,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$13,595

Merrill Lynch Capital Services, Inc.	$2,500,000	5.426%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(151,212)

Morgan Stanley Capital Services, Inc.	$925,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(54,154)
					$(229,217)

The effective date represent the date on which the Fund and the counterparty to the interest swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,378,294
Gross unrealized appreciation	$2,469,202
Gross unrealized depreciation	(379,966)
Net unrealized appreciation	$2,089,236

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	February 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 27, 2008